LOANS	12 Months Ended
Dec. 31, 2025
LOANS [Abstract]
LOANS
13.	LOANS

Short-term and long-term loans as of December 31, 2025 and 2024 comprise the following:

	2025	2024
Current Loans
2031 Notes Interest	26,260,325	24,502,115
2035 Notes Interest	6,264,583	-
Bank loans	203,789,828	68,355,793
Leases liabilities	8,562,997	10,271,561
Total Current Loans	244,877,733	103,129,469
Non Current Loans
2031 Notes	699,077,537	651,882,328
2035 Notes	707,570,736	-
Bank loans	47,857,094	-
Leases liabilities	1,232,191	8,115,232
Other loans	4,990,826	-
Total Non Current Loans	1,460,728,384	659,997,560
Total Loans (1)	1,705,606,117	763,127,029
(1)	Net of issuance expenses and issue price of Ps. 33,801,727 and Ps. 13,333,444 as of December 31, 2025 and 2024, respectively.

Loans are totally denominated in US dollars.

The activity of the loans as of December 31, 2025, 2024, and 2023 is the following:

	2025		2024		2023
	Leases liabilities	Other payables	Leases liabilities	Other payables	Leases liabilities	Other payables
Beginning balance	18,386,793	744,740,236	49,318,579	1,301,790,862	38,022,157	806,006,269
Inflation adjustment restatement	(8,719,866)	(231,398,032)	(27,934,728)	(737,983,982)	(50,367,759)	(760,331,956)
Accrued interest	973,514	77,184,305	1,853,685	62,650,794	2,628,360	19,817,421
Effect of foreign exchange difference	10,393,879	283,610,986	7,954,782	200,656,085	64,424,385	1,210,328,448
Proceeds from loans	-	887,256,557	-	770,027,997	5,155,167	102,393,769
Payment of loans(1)	(10,327,048)	(582,140)	(10,857,412)	(810,265,371)	(8,262,415)	(31,198,443)
Interest paid(2)	(912,084)	(65,000,983)	(1,948,113)	(42,136,149)	(2,281,316)	(45,224,646)
Ending balance	9,795,188	1,695,810,929	18,386,793	744,740,236	49,318,579	1,301,790,862
(1)
For the years ended December 31, 2025, 2024 and 2023, of the total of leases liabilities, Ps. 9,498,794, Ps. 9,856,279 and Ps. 7,688,661 respectively, were cancelled through the offsetting debit balances maintained with the creditor (Pampa Energía).

(2)
For the years ended December 31, 2025, 2024 and 2023, of the total of leases liabilities, Ps. 888,046 , Ps. 1,906,940 and Ps. 2,281,316 respectively, were cancelled through the offsetting debit balances maintained with the creditor (Pampa Energía).

The maturities of current and non-current financial debt, net of issuance expenses, as of December 31, 2025 are as follows:

		To due
	Due	As of 12/31/2026	From 1/01/2027 to 12/31/2027	From 1/01/2028 to 12/31/2028	From 1/01/2029 to 12/31/2029	From 01/01/2030 onwards	Total
2031 Notes	-	-	-	-	-	699,077,537	699,077,537
2035 Notes	-	-	-	-	-	707,570,736	707,570,736
2031 Notes interests	-	26,260,325	-	-	-	-	26,260,325
2035 Notes interests	-	6,264,583	-	-	-	-	6,264,583
Lease liabilities	-	8,562,997	1,232,191	-	-	-	9,795,188
Bank loans	-	203,789,828	-	47,857,094	-	-	251,646,922
Other loans	-	-	4,990,826	-	-	-	4,990,826
Total	-	244,877,733	6,223,017	47,857,094	-	1,406,648,273	1,705,606,117

Description of the Company’s indebtedness as of December 31, 2025

Notes

General description

On October 11, 2023, CNV approved the extension of the maximum amount of the Global Notes Program from US$ 1,200 million to US$ 2,000 million and the extension of the validity period of the Program for an additional 5 years from the expiration of the term, with the new expiration of the Program being January 3, 2029.

Class 3 Notes (“2031 Notes”)

On July 24, 2024, within the framework of the 2024 Program, the Company issued the 2031 Notes in accordance with the following characteristics:

2031 Notes
Amount in US$	490,000,000
Interest rate	8.50%
Issuance price	98.712%

	Scheduled Repayment Date	Percentage of Original Principal Amount Payable
Amortization	July 24, 2031	100%
Interest payment frequency	Semiannual, payable on January 24 and July 24 of each year.
Guarantor	-

The proceeds from the issuance of the 2031 Notes amounted to US$ 483,688,800, net of issuance discount. The Company used the net proceeds received to make a purchase and redemption of the 2018 Notes.

Class 4 Notes (“2035 Notes”)

On November 20, 2025, within the framework of the 2024 Program, the Company proceeded to issue the 2035 Notes in accordance with the following characteristics:

2035 Notes
Amount in US$	500,000,000
Interest rate	7.75%
Issuance price	98.301%

	Scheduled Repayment Date	Percentage of Original Principal Amount Payable
Amortization	November 20, 2025	100%
Interest payment frequency	Semiannual, payable on May 20 and November 20 of each year.
Guarantor	-

The proceeds from the issuance of the 2035 Notes amounted to US$ 491,505,000, net of issuance discount. The funds will be used for general purposes, including the expansion of the GPM and the final sections of the tgs transportation system.

Covenants

As of December 31, 2025, the Company has complied with a series of restrictions derived from its current financial agreements, which include, among others, those related to obtaining new loans, payment of dividends, granting of guarantees, disposal of certain assets and transactions with related parties.

The Company may contract new debts under the following conditions, among others:

a. To the extent that after contracting the new debt (i) the consolidated coverage ratio (ratio between consolidated EBITDA (consolidated income before financial results, income tax, depreciation and amortization) and consolidated interest) is equal to or greater than 2.0:1; and (ii) the consolidated debt ratio (ratio between consolidated debts and consolidated EBITDA) is equal to or less than 3.50:1.

b. For the refinancing of outstanding financial debt.

c. Originated by customer advances.

The Company may pay dividends under the following conditions: (i) the Company is not in default under 2031 Notes, and (ii) immediately after any dividend payment, the Company may incur new debts according to the provisions in point a. of the preceding paragraph.

As of December 31, 2025, the Company and its subsidiary are in compliance with the covenants established in all of their financial debt.

As of the date of issuance of these Financial Statements, the application of the funds obtained from the issuance of 2035 Notes is still pending.

Bank loans and other loans

The following table shows the details of other financial indebtedness as of December 31, 2025:

Type	Company	Original currency	Carrying amount as of 12.31.2025	Average interest rate	Expiration date
Bank loans	tgs	US$	215,864,850	6.43%	Between January 2026 and November 2028
Bank loans	Telcosur	US$	35,782	5.75%	January 26, 2026 (1)
Other loans	tgs	US$	4,990,826	8.50%	January 2029

(1)	See Note 26 - Subsequent events.

As of December 31, 2025, of the total amount of these loans, Ps. 202,495,583 are secured by time deposits included under “Current Financial Assets at Amortized Cost”.

During the fiscal year ended December 31, 2025, the Company incurred new loans, other than Notes, for Ps. 181,595,570.

Additionally, repayments amounting to Ps. 582,140 were made.

Lease liabilities

It corresponds to the financing obtained for the acquisition of the assets corresponding to the treatment and compression plant located in the Río Neuquén area. Said agreement was entered into on August 11, 2016, with Petrobras (currently Pampa Energía) and consists of the payment of 119 consecutive monthly installments of US$ 623,457 without taxes and a purchase option for the same amount payable at the end of the 120th month of validity of the agreement. contract.

In January 2023, the Company entered into a new lease liability for Ps. 5,155,167. It is denominated in US dollars, payable in fixed monthly installments until December 2027.

The following table sets reconciliation between the total of future minimum lease payments as of December 31, 2025, and their present book value:

12/31/2025
As of 12/31/2026	8,757,134
From 1/01/2027 to 12/31/2027	1,238,755
Total minimum future payments	9,995,889
Future financial charges on financial leases	(200,701)
Book Value financial leases	9,795,188